Patents (Tables)	6 Months Ended
Dec. 31, 2015
Zertane Patents [Member]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	As of December 31, 2015	As of June 30, 2015
Patents	$880,000	$880,000
Less accumulated armortization	(287,000)	(251,000)
Patents, net	$593,000	$629,000